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             WARBURG, PINCUS INTERNATIONAL SMALL COMPANY FUND, INC.



       I, the undersigned, a duly elected officer of the Warburg, Pincus International Small Company Fund, Inc. (the "Fund"), do hereby certify that (i) the form of Prospectus and Statement of Additional Information of the Fund that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the Fund's most recent registration statement amendment, filed May 20, 1998, and (ii) the text of such amendment was filed electronically.



       IN WITNESS WHEREOF, I have signed this Certificate on this 3rd day of June, 1998.



                              WARBURG, PINCUS INTERNATIONAL SMALL
                              COMPANY FUND, INC.





                               By: /s/Janna Manes
                                  ----------------
                               Name: Janna Manes
                               Title: Assistant Secretary








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